OPERATING LEASES (Details) - Schedule of future minimum non-cancelable rental income	Jul. 31, 2026 USD ($)
Property, Plant, and Equipment [Line Items]
2027	$ 16,125,743
2028	14,902,412
2029	13,197,782
2030	9,906,551
2031	7,955,556
After 2031	38,542,861
Total	100,630,905
Company Owned Property [Member]
Property, Plant, and Equipment [Line Items]
2027	10,827,304
2028	9,957,317
2029	9,192,571
2030	7,550,072
2031	6,239,965
After 2031	31,895,436
Total	75,662,665
Leased Property [Member]
Property, Plant, and Equipment [Line Items]
2027	5,298,439
2028	4,945,095
2029	4,005,211
2030	2,356,479
2031	1,715,591
After 2031	6,647,425
Total	$ 24,968,240